Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure Text Block Supplement [Abstract]
Financial Summary [Table Text Block]
The following financial highlights show the Trust’s financial performance of the Trading units for the periods ended December 31, 2016, 2015 or 2014. Total return is calculated as the change in a theoretical beneficial owner’s investment over the entire period, and is not annualized. Total return is calculated based on the aggregate return of the Trust’s Trading units taken as a whole. As of December 31, 2015, no Class D units had been sold and, therefore, the Trust’s financial performance with respect to the Class D units is not reflected below.

	Class A			Class B			Class C
	2016	2015	2014	2016	2015	2014	2016	2015	2014
Per share operating performance:
Net asset value of Trading units, beginning of year	$58.09	$67.49	$71.25	$66.84	$76.11	$78.74	$-	$-	$-
Total Trading income (loss):
Trading gain (loss)	(1.20)	(1.38)	5.31	(1.49)	(1.59)	6.08	-	-	-
Investment income	0.14	0.02	0.04	0.16	0.02	0.04	-	-	-
Expenses	(7.68)	(8.04)	(9.11)	(7.57)	(7.70)	(8.75)	-	-	-
Trading loss	(8.74)	(9.40)	(3.76)	(8.90)	(9.27)	(2.63)	-	-	-
Net asset value of Trading units, end of year	$49.35	$58.09	$67.49	$57.94	$66.84	$76.11	$-	$-	$-

Total return:
Total return before incentive fees	(13.82%)	(12.71%)	(3.28%)	(12.11%)	(11.01%)	(1.94%)	-	5.22%	-
Less incentive fee allocations	(1.22%)	(1.22%)	(1.99%)	(1.20%)	(1.17%)	(1.41%)	-	(1.22%)	-
Total return	(15.04%)	(13.93%)	(5.27%)	(13.31%)	(12.18%)	(3.35%)	-	4.00%	-

Ratios to average net assets:
Trading gain (loss)	(14.06%)	(15.48%)	(9.26%)	(12.31%)	(13.10%)	(15.76%)	-	3.93%	-
Expenses:
Expenses, less incentive fees	(12.43%)	(11.87%)	(12.34%)	(10.24%)	(9.76%)	(10.67%)	-	(0.49%)	-
Incentive fees	(1.22%)	(1.22%)	(1.99%)	(1.20%)	(1.17%)	(1.41%)	-	(1.22%)	-
Total expenses	(13.65%)	(13.09%)	(14.33%)	(11.44%)	(10.93%)	(12.08%)	-	(1.71%)	-